ASSETS HELD FOR SALE (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		$ 49,051,000
Balance at End of Period		48,048,000		$ 49,051,000
Gain (Loss) on the Sale of Assets Held for Sale			$ 670,000
Impairment of Assets		(435,000)
Gain (Loss) on the Sale of Assets Held for Sale			(670,000)
Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		49,050,887	24,342,165	24,342,165
Balance at End of Period				49,050,887	$ 24,342,165
Impairment of Assets				(1,573,563)
Available For Sale Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period
Transferred In		4,478,000
Ongoing Activity from Discontinued Operations		(2,297,000)
Transferred to Investments		(1,966,000)
Other
Balance at End of Period		215,000
Ongoing Activity from Discontinued Operations		2,297,000
Available For Sale Subsidiaries [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period			12,066,428	12,066,428
Transferred In				6,614,987	12,066,428
Ongoing Activity from Discontinued Operations				(6,269,240)
Other
Balance at End of Period					12,066,428
Transferred Out
Gain (Loss) on the Sale of Assets Held for Sale				(12,338,123)
Proceeds from Sale				(24,750,298)
Ongoing Activity from Discontinued Operations				6,269,240
Impairment of Assets
Gain (Loss) on the Sale of Assets Held for Sale				12,338,123
Discontinued Operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		48,899,000
Transferred In
Ongoing Activity from Discontinued Operations		(1,158,000)
Transferred to Investments
Other
Balance at End of Period		47,741,000		48,899,000
Ongoing Activity from Discontinued Operations		1,158,000
Discontinued Operations [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		48,899,098	58,291,888	58,291,888	84,326,062
Transferred In
Ongoing Activity from Discontinued Operations				(9,392,790)	26,034,174
Other
Balance at End of Period				48,899,098	58,291,888
Transferred Out
Gain (Loss) on the Sale of Assets Held for Sale
Proceeds from Sale
Ongoing Activity from Discontinued Operations				9,392,790	(26,034,174)
Impairment of Assets
Gain (Loss) on the Sale of Assets Held for Sale
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		49,051,000
Transferred In		4,478,000
Ongoing Activity from Discontinued Operations		(3,455,000)
Transferred to Investments		(1,966,000)
Other		(60,000)
Balance at End of Period		48,048,000		49,051,000
Ongoing Activity from Discontinued Operations		3,455,000
Total [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		49,050,887	70,570,716	70,570,716	84,326,062
Transferred In				6,614,987	27,393,926
Ongoing Activity from Discontinued Operations				(15,662,030)	26,034,174
Other				(60,611)
Balance at End of Period				49,050,887	70,570,716
Transferred Out					(3,503,843)
Gain (Loss) on the Sale of Assets Held for Sale				(12,338,123)	(1,050,833)
Proceeds from Sale				(24,750,298)	(4,952,822)
Ongoing Activity from Discontinued Operations				15,662,030	(26,034,174)
Impairment of Assets					(5,607,600)
Gain (Loss) on the Sale of Assets Held for Sale				12,338,123	1,050,833
Investment [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period
Transferred In					8,456,665
Ongoing Activity from Discontinued Operations
Other
Balance at End of Period
Transferred Out					(3,503,843)
Gain (Loss) on the Sale of Assets Held for Sale
Proceeds from Sale					(4,952,822)
Ongoing Activity from Discontinued Operations
Impairment of Assets
Gain (Loss) on the Sale of Assets Held for Sale
Pharma Cann Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		152,000
Transferred In
Ongoing Activity from Discontinued Operations
Transferred to Investments
Other		(60,000)
Balance at End of Period		92,000		152,000
Ongoing Activity from Discontinued Operations
Pharma Cann Assets [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at End of Period		$ 151,789	$ 212,400	212,400		[1]
Transferred In					6,870,833	[1]
Ongoing Activity from Discontinued Operations						[1]
Other				(60,611)
Balance at End of Period				151,789	212,400
Transferred Out	[1]
Gain (Loss) on the Sale of Assets Held for Sale					(1,050,833)	[1]
Proceeds from Sale						[1]
Ongoing Activity from Discontinued Operations						[1]
Impairment of Assets	[1]				(5,607,600)
Gain (Loss) on the Sale of Assets Held for Sale					$ 1,050,833	[1]

[1]	See “Note 10 – Termination of Previously Announced Acquisition” for further information.